Cover	Aug. 06, 2026
Cover [Abstract]
Document Period End Date	Aug. 06, 2026
Entity Registrant Name	WESTWOOD HOLDINGS GROUP, INC.
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	756-6900